Commitments and Contingencies - Schedule of Commitments to Purchase Raw Materials or Service (Details) - Mar. 31, 2025	CNY (¥)	USD ($)
Schedule of Commitments to Purchase Raw Materials or Service [Line Items]
Total	¥ 40,556,392	$ 5,649,938
Research and development [Member]
Schedule of Commitments to Purchase Raw Materials or Service [Line Items]
Total	19,200,222	2,674,796
Construction in progress [Member]
Schedule of Commitments to Purchase Raw Materials or Service [Line Items]
Total	5,816,677	810,325
Other professional service fee [Member]
Schedule of Commitments to Purchase Raw Materials or Service [Line Items]
Total	2,900,000	404,001
Purchase raw materials [Member]
Schedule of Commitments to Purchase Raw Materials or Service [Line Items]
Total	¥ 12,639,493	$ 1,760,816